BALANCE SHEETS (Unaudited) (USD $)	Sep. 30, 2011	Dec. 31, 2010
CURRENT ASSETS
Cash & cash equivalents	$ 1,311,881	$ 238,424
Accounts Receivable	37,500
Work in progress	136,473
Prepaid expenses	230,857	86,996
Other receivables	5,883	14,018
TOTAL CURRENT ASSETS	1,722,594	339,438
PROPERTY & EQUIPMENT
Machinery & equipment	27,783	1,372
Furniture & fixtures	27,056	27,056
Computer equipment	26,304	26,304
Leasehold improvements	94,914	94,914
[PropertyPlantAndEquipmentGross]	176,057	149,646
Less accumulated depreciation	(123,029)	(114,927)
NET PROPERTY & EQUIPMENT	53,028	34,719
OTHER ASSETS
Equity Investment	20,000
Patent	152,618	84,833
Trademark	4,467	4,467
Security deposit	9,650	9,650
TOTAL OTHER ASSETS	186,735	98,950
TOTAL ASSETS	1,962,357	473,107
CURRENT LIABILITIES
Accounts payable	127,972	56,288
Accrued expenses	78,066	46,942
Deferred income	350,663
Derivative liability	476,599
Convertible debenture, net of discount	208,947
Other payables		8,461
TOTAL LIABILITIES	1,242,247	111,691
SHAREHOLDERS' EQUITY
Preferred stock, $0.0001 par value; 1,666,667 authorized preferred shares
Common stock, $0.0001 par value; 16,666,667 authorized common shares 7,537,160 and 6,153,656 shares issued and outstanding	753	615
Additional paid in capital	15,284,269	11,524,341
Common stock subscription payable		184,500
Deficit accumulated during the development stage	(14,564,912)	(11,348,040)
TOTAL SHAREHOLDERS' EQUITY	720,110	361,416
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 1,962,357	$ 473,107